Consolidated Statement Of Owners' Equity (USD $) In Thousands, unless otherwise specified	Total		Limited Partner [Member]	Accumulated Other Comprehensive Loss [Member]	Non-Controlling Owners' Interest [Member]
Partners' Capital Beginning Balance at Dec. 31, 2009	$ 1,196,354		$ 1,204,355	$ (8,001)	$ 0
Comprehensive income:
Net income (loss)	311,580		311,977		(397)
Net gain on interest rate cash flow hedges	0
Net gain (loss) on commodity cash flow hedges	(4,283)	[1]		(4,283)
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	[1]		(164)
Reclassification of net loss (gain) on commodity cash flow hedges to product sales revenues	5,438	[1]		5,438
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	591	[1]		591
Settlement cost and amortization of prior service credit and actuarial loss	106	[1]		106
Adjustment to recognize the funded status of postretirement plans	(4,783)	[1]		(4,783)
Comprehensive income	308,485		311,977	(3,095)	(397)
Distributions	(318,817)		(318,817)
Issuance of MMP limited partner units	258,407		258,407
Equity method incentive compensation expense	12,233		12,233
Issuance of MMP limited partner units in settlement of long-term incentive plan awards	2,034		2,034
Settlement of tax withholdings on long-term incentive compensation	(3,371)		(3,371)
Capital contributed by non-controlling owners	14,660				14,660
Other	(414)		(414)
Partners' Capital Ending Balance at Dec. 31, 2010	1,469,571		1,466,404	(11,096)	14,263
Comprehensive income:
Net income (loss)	413,566		413,629		(63)
Net gain on interest rate cash flow hedges	0
Net gain (loss) on commodity cash flow hedges	7,739	[1]		7,739
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	[1]		(164)
Reclassification of net loss (gain) on commodity cash flow hedges to product sales revenues	(7,739)	[1]		(7,739)
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	0
Settlement cost and amortization of prior service credit and actuarial loss	1,117	[1]		1,117
Adjustment to recognize the funded status of postretirement plans	(37,058)	[1]		(37,058)
Comprehensive income	377,461		413,629	(36,105)	(63)
Distributions	(350,892)		(350,892)
Equity method incentive compensation expense	11,043		11,043
Issuance of MMP limited partner units in settlement of long-term incentive plan awards	4,315		4,315
Settlement of tax withholdings on long-term incentive compensation	(7,410)		(7,410)
Acquisition of non-controlling owners' interest	(40,500)		(26,300)		(14,200)
Other	(185)		(185)
Partners' Capital Ending Balance at Dec. 31, 2011	1,463,403		1,510,604	(47,201)	0
Comprehensive income:
Net income (loss)	435,670		435,670
Net gain on interest rate cash flow hedges	10,977	[1]		10,977
Net gain (loss) on commodity cash flow hedges	2,912	[1]		2,912
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	[1]		(164)
Reclassification of net loss (gain) on commodity cash flow hedges to product sales revenues	(2,760)	[1]		(2,760)
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	0
Settlement cost and amortization of prior service credit and actuarial loss	2,962	[1]		2,962
Adjustment to recognize the funded status of postretirement plans	(1,784)	[1]		(1,784)
Comprehensive income	447,813		435,670	12,143
Distributions	(403,485)		(403,485)
Equity method incentive compensation expense	14,118		14,118
Issuance of MMP limited partner units in settlement of long-term incentive plan awards	7,295		7,295
Settlement of tax withholdings on long-term incentive compensation	(13,001)		(13,001)
Other	(441)		(441)
Partners' Capital Ending Balance at Dec. 31, 2012	$ 1,515,702		$ 1,550,760	$ (35,058)	$ 0

[1]	Includes amounts allocated to the non-controlling owners' interest.